Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
Recent Accounting Pronouncements
Recent Accounting Pronouncements

(23)Recent Accounting Pronouncements

As an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”), the Bank is permitted an extended transition period for complying with new or revised accounting standards affecting public companies. We will remain an emerging growth company until the earliest of (i) the end of the fiscal year during which we have total annual gross revenues of $1,070,000,000 or more, (ii) the end of the fiscal year following the fifth anniversary of the completion of this offering, (iii) the date on which we have, during the previous three-year period, issued more than $1.0 billion in non-convertible debt and (iv) the end of the fiscal year in which the market value of our equity securities that are held by non-affiliates exceeds $700 million as of June 30 of that year. We have elected to take advantage of this extended transition period, which means that the financial statements included herein, as well as any financial statements that we file in the future, will not be subject to all new or revised accounting standards generally applicable to public companies for the transition period for so long as we remain an emerging growth company or until we affirmatively and irrevocably opt out of the extended transition period under the JOBS Act. If we do so, we will prominently disclose this decision in the first periodic report following our decision, and such decision is irrevocable. As a filer under the JOBS Act, we will implement new accounting standards subject to the effective dates required for non-public entities.

Adopted Pronouncements in 2019:

FASB ASU 2014‑09 (Topic 606), “Revenue from Contracts with Customers”

The Corporation adopted ASU 2014-09 and all subsequent amendments to the ASU (collectively, “ASC 606”), which (i) creates a single framework for recognizing revenue from contracts with customers that fall within its scope and (ii) revises when it is appropriate to recognize a gain (loss) from the transfer of nonfinancial assets, such as OREO. The majority of the Corporation’s revenues come from interest income and other sources, including loans, leases, investment securities and derivatives, that are outside the scope of ASC 606. The Corporation’s services that fall within the scope of ASC 606 are presented within noninterest income and are recognized as revenue as the Corporation satisfies its obligation to the customer. Services within the scope of ASC 606 include wealth management fee income, service charges on deposits, and the net gain on sale of OREO. Refer to Note 15, “Revenue from Contracts with Customers,” in the accompanying notes to the consolidated financial statements for further discussion on the Corporation’s accounting policies for revenue sources within the scope of ASC 606. The Corporation adopted ASC 606 on December 31, 2019 using the modified retrospective method.  The adoption of this ASU did not have a material impact to our consolidated financial statements and required the Corporation to make the revenue disclosures as detailed in note 15.

FASB ASU 2017-05 (Topic 610), “Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets”

Issued in February 2017, ASU 2017-05 provides clarification of the scope of ASC 610-20. Specifically, the new guidance clarifies that ASC 610-20 applies to nonfinancial assets which do not meet the definition of a business or not-for-profit activity. Further, the new guidance clarifies that a financial asset is within the scope of ASC 610-20 if it meets the definition of an in-substance nonfinancial asset which is defined as a financial asset promised to a counterparty in a contract where substantially all of the assets promised are nonfinancial. Finally, the new guidance clarifies that each distinct nonfinancial asset and insubstance nonfinancial asset should be derecognized when the counterparty obtains control of it. The Corporation adopted this ASU on December 31, 2019 at the same time we adopted ASU 2014-09. The adoption of this ASU did not have a material impact to our consolidated financial statements or disclosures.

FASB ASU 2016‑15 (Topic 230), “Classification of Certain Cash Receipts and Cash Payments”

Issued in August 2016, ASU 2016‑15 provides guidance on eight specific cash flow issues and their disclosure in the consolidated statements of cash flows. The issues addressed include debt prepayment, settlement of zero-coupon debt, contingent consideration in business combinations, proceeds from settlement of insurance claims, proceeds from settlement of BOLI, distributions received from equity method investees, beneficial interests in securitization transactions, and separately identifiable cash flows and application of the Predominance principle. ASU 2016‑15 is effective for public companies for the annual and interim periods in fiscal years beginning after December 15, 2017, with early adoption permitted. For non-public companies ASU 2016‑15 is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Corporation adopted ASU 2016-15 on December 31, 2019.  Upon the adoption of this ASU the Corporation recorded $98 thousand from the prepayment of subordinated debt as a financing activity in the consolidated statement of cash flows for the year ended December 31, 2019 instead of as an operating activity.

FASB ASU 2016‑01 (Subtopic 825‑10), “Financial Instruments – Overall, Recognition and Measurement of Financial Assets and Financial Liabilities”

The Corporation adopted ASU 2016-01 which requires that equity investments be measured at fair value with changes in fair value recognized in net income. The Corporation’s equity investments with a readily determinable fair value are currently included within equity securities and are measured at fair value with changes in fair value recognized in net income. In connection with the adoption of this ASU, the Corporation elected the practicability exception to fair value measurement for investments in equity securities without a readily determinable fair value (other than our Federal Home Loan Bank (“FHLB”) and Atlantic Central Bankers Bank stock, which are outside of the scope of this ASU). Under the practicability exception, the investments are measured at cost, less impairment, plus or minus observable price changes (in orderly transactions) of an identical or similar investment of the same issuer. The adoption of this ASU did not have a material impact on our consolidated financial statements and related disclosures. Additionally, upon adoption of this ASU we continued to disclose the fair value of loans using an “exit price”.

Pronouncements Not Effective as of December 31, 2019:

FASB ASU 2017‑01 (Topic 805), “Business Combinations”

Issued in January 2017, ASU 2017‑01 clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. ASU 2017‑01 is effective for public companies for annual periods beginning after December 15, 2017 including interim periods within those periods, while for non-public companies the ASU is effective for annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The adoption of this standard on January 1, 2020 did not have a material impact on the Corporation’s consolidated financial statements and related disclosures.

FASB ASU 2016‑13 (Topic 326), “Measurement of Credit Losses on Financial Instruments”

Issued in June 2016, ASU 2016‑13 significantly changes how companies measure and recognize credit impairment for many financial assets. This ASU requires businesses and other organizations to measure the current expected credit losses (“CECL”) on financial assets, such as loans, net investments in leases, certain debt securities, bond insurance and other receivables.  The amendments affect entities holding financial assets and net investments in leases that are not accounted for at fair value through net income. Current GAAP requires an incurred loss methodology for recognizing credit losses that delays recognition until it is probable a loss has been incurred. The amendments in this ASU replace the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonableness and supportable information to inform credit loss estimates. An entity should apply the amendments through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (modified retrospective approach). Acquired credit impaired loans for which the guidance in Accounting Standards Codification (ASC) Topic 310-30 has been previously applied should prospectively apply the guidance in this ASU.  A prospective transition approach is required for debt securities for which an other-than-temporary impairment has been recognized before the effective date. ASU 2016‑13 is effective for public companies for the annual and interim periods in fiscal years beginning after December 15, 2019, with early adoption permitted. For non-public companies the ASU is effective for fiscal years and interim periods beginning after December 15, 2022, or January 1, 2023 for the Corporation.  The Corporation will adopt ASU 2016-13 on January 1, 2023 and is currently determining under which method.  The Corporation has assembled a cross-functional team from Finance, Credit, and IT that is leading the implementation efforts to evaluate the impact of this guidance on the Corporation's consolidated financial statements and related disclosures, internal systems, accounting policies, processes and related internal controls.  At this time the Corporation cannot yet estimate the impact to the consolidated financial statements.

FASB ASU 2019-04, “Codification Improvements to Topic 326, Financial Instruments - Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”

Issued in April 2019, ASU 2019-04 clarifies certain aspects of accounting for credit losses, hedging activities, and financial instruments (addressed by ASUs 2016-13, 2017-12, and 2016-01, respectively). The amendments to estimating expected credit losses (ASU 2016-13), in particular, how a company considers recoveries and extension options when estimating expected credit losses, are the most relevant to the Corporation. The ASU clarifies that (1) the estimate of expected credit losses should include expected recoveries of financial assets, including recoveries of amounts expected to be written off and those previously written off, and (2) that contractual extension or renewal options that are not unconditionally cancellable by the lender are considered when determining the contractual term over which expected credit losses are measured. Management will consider the impact of ASU 2019-04 when considering the impact of ASU 2016-13 as discussed above.

FASB ASU 2016‑02 (Topic 842), “Leases”

Issued in February 2016, ASU 2016‑02 revises the accounting related to lessee accounting. Under the new guidance, lessees will be required to recognize a lease liability and a right-of-use asset for all leases. The new lease guidance also simplifies the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. ASU 2016‑02 is effective for public companies for the first interim period within annual periods beginning after December 15, 2018, with early adoption permitted. For non-public companies the ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within the fiscal years beginning after December 31, 2020. In July 2018 ASU 2018-11 was issued which creates a new, optional transition method for implementing ASU 2016-02 and a lessor practical expedient for separating lease and non-lease components and has the same effective date as ASU 2016-02.  Under the optional transition method of ASU 2018-11, the Corporation may initially apply the new lease standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption.  The Corporation will adopt ASU 2016-12 and ASU 2018-11 as of December 31, 2020 and apply ASC 840 throughout 2020.  The Corporation is evaluating the effects that ASU 2016‑02 and ASU 2018-11 will have on its consolidated financial statements and related disclosures.

FASB ASU 2017‑08 (Subtopic 310‑20), “Nonrefundable Fees and Other Costs (Subtopic 310‑20): Premium Amortization on Purchased Callable Debt Securities”

Issued in March 2017, ASU 2017‑08 shortens the amortization period for certain callable debt securities held at a premium. Specifically, the amendment requires the premium to be amortized to the earliest call date. The amendment does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public business entities, the amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. For non-public companies the ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within the fiscal years beginning after December 31, 2020. The Corporation will adopt ASU 2017-08 as of December 31, 2020 and apply existing guidance throughout 2020.  The Corporation is evaluating the effect that ASU 2017‑08 will have on its consolidated financial statements and related disclosures.

FASB ASU 2017‑12 (Subtopic 815), “Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities”

Issued in August 2017, ASU 2017‑12 better aligns hedge accounting with an organization’s risk management activities in the financial statements. In addition, the ASU simplifies the application of hedge accounting guidance in areas where practice issues exist. Specifically, the proposed ASU eases the requirements for effectiveness testing, hedge documentation and application of the shortcut and the critical terms match methods. Entities would be permitted to designate contractually specified components as the hedged risk in a cash flow hedge involving the purchase or sale of nonfinancial assets or variable rate financial instruments. In addition, entities would no longer separately measure and report hedge ineffectiveness. Also, entities, may choose refined measurement techniques to determine the changes in fair value of the hedged item in fair value hedges of benchmark interest rate risk. For public business entities, the ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. For all other entities, the ASU is effective for fiscal years beginning after December 15, 2019, and interim periods beginning after December 15, 2020.  Early application is permitted in any interim period after issuance of the ASU for existing hedging relationships on the date of adoption and the effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). The Corporation has evaluated ASU 2017‑12, and has determined it has no current hedging strategies for which it plans to implement the ASU but we will consider the impact of the ASU on future hedging strategies that may arise.  The Corporation will adopt ASU 2017-12 as of December 31, 2020 and apply existing guidance throughout 2020.

FASB ASU 2018-16 (Subtopic 815), “Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes”

In October 2018 ASU 2018-16 was issued.  The new guidance applies to all entities that elect to apply hedge accounting to benchmark interest rate hedges under Topic 815. It permits the use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes in addition to the existing applicable rates. The guidance is required to be adopted concurrently with ASU 2017-12, on a prospective basis for qualifying new or redesignated hedging relationships entered into on or after adoption. The Corporation does not anticipate the adoption of this ASU to have a material impact on its consolidated financial statements and related disclosures.

FASB ASU 2018-07, “Improvements to Nonemployee Share-Based Payment Accounting”

Issued in June 2018, ASU 2018-07: Compensation - Stock Compensation (Topic 718), “Improvements to Nonemployee Share-Based Payment Accounting” expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers.

The amendments in this update become effective for us January 1, 2020. The adoption will not have an impact on our consolidated financial statements and related disclosures as the Corporation has not historically granted share based payment awards to nonemployees other than to the Corporation’s Board of Directors, who are treated as employees for share-based payment accounting.

FASB ASU 2018-13, "Fair Value Measurement Disclosure Framework"

Issued in August 2018, ASU 2018-13 modifies, adds and removes certain disclosures aimed to improve the overall usefulness of the disclosure requirements for fair value measurements. ASU 2018-13 is effective for the Corporation on January 1, 2020. Adoption is required on both a prospective and retrospective basis depending on the amendment. Management does not expect the adoption of this ASU to have a material impact on our consolidated financial statements and related disclosures.

FASB ASU 2018-15 (Topic 350), "Intangibles - Goodwill and Other - Internal-Use Software"

Issued in August 2018, ASU 2018-15 provides clarity on capitalizing and expensing implementation costs for cloud computing arrangements in a service contract. If an implementation cost is capitalized, the cost should be recognized over the noncancellable term and periodically assessed for impairment. The guidance is effective in annual and interim periods in fiscal years beginning after December 15, 2020 and interim periods within annual periods beginning after December 15, 2021. Adoption should be applied retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Corporation does not expect the adoption of this ASU to have a material impact on our consolidated financial statements and related disclosures as we currently do not have any such cloud computing arrangements.

FASB ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”

Issued in December 2019, ASU 2019-12 adds new guidance to simplify accounting for income taxes, changes the accounting for certain income tax transactions and makes minor improvements to the codification. The guidance is effective for annual periods beginning after December 15, 2020. Early adoption is permitted. Management has not yet determined what the impact of the adoption of this ASU will be on our consolidated financial statements and related disclosures.